Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SMA Relationship Trust
Entity Central Index Key	0001225290
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000007298
Shareholder Report [Line Items]
Fund Name	SMA Relationship Trust - Series M
Trading Symbol	SRTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SMA Relationship Trust - Series M (the "Series M") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Series M	$0	0.00%

Pursuant to the Advisory Contract, the Fund does not pay a fee to UBS Asset Management (Americas) LLC ("UBS AM")  for investment advisory services provided by UBS AM. UBS AM (not the Fund) pays all ordinary operating expenses, interest expense, and commitment fees (i.e., bank line of credit facility fees), excluding extraordinary litigation expenses and any acquired fund fees and expenses, incurred by the Fund.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• We began the year with a barbell strategy, combining short-term municipal bonds (maturities up to 3 years) with longer-term bonds (15-year and 20-year maturities). The 1-year and 3-year bonds returned 3.47% and 4.11%, respectively, while the 15-year and 20-year bonds returned 5.31% and 3.12%, respectively during the reporting period.

• Our focus on AAA-rated bonds was rewarded, as this category was the second-best performer across all rating categories at 4.25%, just behind single-A bonds at 4.35%. In addition, while we did not overweight single-A bonds, our selections in that category outperformed the Bloomberg Municipal Bond Index (the “Index”).

• From a security selection perspective, the Fund saw strong results from our Hospital sector holdings and Illinois bonds, both of which outperformed the Index and added alpha.

What didn’t work:

• Though our barbell strategy performed well, we were underweight in the 7-year and 10-year maturities compared to the Index, which were the top performers across the yield curve at 5.70% and 5.92%, respectively. Therefore, a more balanced approach across the curve would have likely improved total return in the reporting period.

• We avoided the Industrial Development Revenue (IDR) and Pollution Control Revenue (PCR) sectors, which returned 5.03%, and the municipal housing sector, which returned 5.77%. The portfolio management team typically does not invest in these sectors as they tend to carry higher risk and volatility, but they performed well in the reporting period.

   – IDR bonds are issued to encourage private companies to build facilities to boost economic activity, while PCR bonds are issued to fund the construction of pollution control equipment and facilities.

The Fund did not utilize derivatives during the reporting period.

Pursuant to the Advisory Contract, the Fund does not pay a fee to UBS Asset Management (Americas) LLC ("UBS AM")  for investment advisory services provided by UBS AM. UBS AM (not the Fund) pays all ordinary operating expenses, interest expense, and commitment fees (i.e., bank line of credit facility fees), excluding extraordinary litigation expenses and any acquired fund fees and expenses, incurred by the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Series M	Bloomberg Municipal Bond Index	Bloomberg Municipal Managed Money Intermediate (1-17) Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$10,133	$10,119	$10,148
2/29/16	$10,149	$10,135	$10,160
3/31/16	$10,189	$10,167	$10,173
4/30/16	$10,267	$10,242	$10,250
5/31/16	$10,281	$10,270	$10,248
6/30/16	$10,466	$10,433	$10,406
7/31/16	$10,461	$10,440	$10,415
8/31/16	$10,481	$10,454	$10,414
9/30/16	$10,449	$10,401	$10,370
10/31/16	$10,343	$10,292	$10,257
11/30/16	$9,946	$9,908	$9,841
12/31/16	$10,068	$10,025	$9,973
1/31/17	$10,108	$10,091	$10,041
2/28/17	$10,171	$10,161	$10,108
3/31/17	$10,201	$10,183	$10,130
4/30/17	$10,277	$10,257	$10,221
5/31/17	$10,437	$10,420	$10,389
6/30/17	$10,394	$10,382	$10,339
7/31/17	$10,470	$10,466	$10,422
8/31/17	$10,548	$10,546	$10,491
9/30/17	$10,504	$10,492	$10,423
10/31/17	$10,507	$10,518	$10,441
11/30/17	$10,426	$10,462	$10,347
12/31/17	$10,523	$10,571	$10,460
1/31/18	$10,395	$10,447	$10,323
2/28/18	$10,351	$10,415	$10,282
3/31/18	$10,363	$10,454	$10,315
4/30/18	$10,338	$10,416	$10,280
5/31/18	$10,443	$10,536	$10,390
6/30/18	$10,453	$10,545	$10,400
7/31/18	$10,483	$10,570	$10,429
8/31/18	$10,504	$10,597	$10,448
9/30/18	$10,441	$10,529	$10,377
10/31/18	$10,386	$10,464	$10,319
11/30/18	$10,513	$10,580	$10,449
12/31/18	$10,641	$10,707	$10,587
1/31/19	$10,749	$10,787	$10,692
2/28/19	$10,820	$10,845	$10,750
3/31/19	$10,981	$11,017	$10,896
4/30/19	$11,023	$11,058	$10,919
5/31/19	$11,182	$11,211	$11,067
6/30/19	$11,225	$11,252	$11,109
7/31/19	$11,326	$11,343	$11,211
8/31/19	$11,505	$11,521	$11,367
9/30/19	$11,401	$11,429	$11,254
10/31/19	$11,404	$11,450	$11,277
11/30/19	$11,417	$11,478	$11,301
12/31/19	$11,456	$11,513	$11,339
1/31/20	$11,686	$11,720	$11,549
2/29/20	$11,848	$11,871	$11,673
3/31/20	$11,475	$11,441	$11,370
4/30/20	$11,317	$11,297	$11,290
5/31/20	$11,748	$11,656	$11,696
6/30/20	$11,790	$11,752	$11,713
7/31/20	$11,983	$11,950	$11,893
8/31/20	$11,904	$11,894	$11,818
9/30/20	$11,905	$11,897	$11,826
10/31/20	$11,875	$11,861	$11,781
11/30/20	$12,058	$12,040	$11,945
12/31/20	$12,110	$12,113	$11,986
1/31/21	$12,159	$12,191	$12,026
2/28/21	$11,950	$11,997	$11,808
3/31/21	$12,009	$12,071	$11,871
4/30/21	$12,107	$12,172	$11,962
5/31/21	$12,143	$12,208	$11,978
6/30/21	$12,180	$12,242	$11,991
7/31/21	$12,268	$12,344	$12,100
8/31/21	$12,231	$12,298	$12,060
9/30/21	$12,131	$12,209	$11,958
10/31/21	$12,115	$12,174	$11,919
11/30/21	$12,212	$12,277	$12,010
12/31/21	$12,226	$12,297	$12,032
1/31/22	$11,906	$11,961	$11,673
2/28/22	$11,867	$11,918	$11,641
3/31/22	$11,527	$11,531	$11,258
4/30/22	$11,267	$11,212	$10,957
5/31/22	$11,442	$11,379	$11,154
6/30/22	$11,309	$11,193	$11,020
7/31/22	$11,570	$11,488	$11,330
8/31/22	$11,355	$11,237	$11,086
9/30/22	$11,053	$10,805	$10,683
10/31/22	$11,020	$10,715	$10,644
11/30/22	$11,369	$11,217	$11,103
12/31/22	$11,400	$11,249	$11,163
1/31/23	$11,667	$11,572	$11,474
2/28/23	$11,431	$11,310	$11,198
3/31/23	$11,669	$11,561	$11,468
4/30/23	$11,644	$11,535	$11,420
5/31/23	$11,550	$11,435	$11,276
6/30/23	$11,627	$11,549	$11,372
7/31/23	$11,652	$11,595	$11,411
8/31/23	$11,536	$11,428	$11,242
9/30/23	$11,332	$11,093	$10,904
10/31/23	$11,274	$10,999	$10,846
11/30/23	$11,735	$11,697	$11,517
12/31/23	$11,970	$11,969	$11,798
1/31/24	$11,951	$11,908	$11,722
2/29/24	$11,954	$11,923	$11,724
3/31/24	$11,939	$11,923	$11,704
4/30/24	$11,845	$11,775	$11,535
5/31/24	$11,821	$11,740	$11,429
6/30/24	$11,971	$11,920	$11,609
7/31/24	$12,056	$12,029	$11,719
8/31/24	$12,120	$12,124	$11,830
9/30/24	$12,205	$12,244	$11,942
10/31/24	$12,058	$12,065	$11,735
11/30/24	$12,223	$12,274	$11,918
12/31/24	$12,118	$12,095	$11,761
1/31/25	$12,148	$12,156	$11,837
2/28/25	$12,231	$12,276	$11,968
3/31/25	$12,083	$12,068	$11,748
4/30/25	$12,048	$11,971	$11,672
5/31/25	$12,050	$11,978	$11,739
6/30/25	$12,116	$12,053	$11,832
7/31/25	$12,121	$12,029	$11,850
8/31/25	$12,197	$12,133	$11,955
9/30/25	$12,342	$12,414	$12,165
10/31/25	$12,429	$12,568	$12,301
11/30/25	$12,460	$12,597	$12,333
12/31/25	$12,490	$12,608	$12,368

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Series M	3.07%	0.62%	2.25%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%
Bloomberg Municipal Managed Money Intermediate (1-17) Index	5.16%	0.63%	2.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 326,245,049
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$326,245,049
# of Portfolio Holdings	71
Portfolio Turnover Rate	60%
Total Advisory Fees Paid (includes Administration Fees)	$0

Holdings [Text Block]

Top 5 States (% of Net Assets)

Value	Value
Illinois	6.5%
Maryland	7.5%
Ohio	7.6%
New York	11.0%
Texas	22.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

State of Minnesota, Series D, 5.000%, due 08/01/27	5.4%
State of Ohio, Series D, 5.000%, due 11/01/36	4.4
County of Loudoun (Virginia), Series A, 5.000%, due 12/01/29	3.6
County of Montgomery (Maryland), Series B, 5.000%, due 12/01/30	3.3
State of Texas, 5.000%, due 10/01/35	2.9

Material Fund Change [Text Block]